Document and Entity Information	Mar. 29, 2019
Prospectus:
Document Type	497
Document Period End Date	Mar. 29, 2019
Registrant Name	PACIFIC FUNDS SERIES TRUST
Central Index Key	0001137761
Amendment Flag	false
Document Creation Date	Mar. 29, 2019
Document Effective Date	Mar. 29, 2019
Prospectus Date	Aug. 01, 2018